Note D - Loans and Allowance for Loan Losses - Loans Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Loan Losses Allocated	$ 98	$ 94	$ 2,981
Unpaid principal balance	14,376	19,917	25,176
Recorded investment	12,618	18,108	22,709
Average impaired loans	11,067	15,958	19,893
Interest income recognized	748	855	1,145
Cash basis interest recognized	748	855	1,145
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Unpaid principal balance - with allowance recorded	362	372	384
Recorded investment - with allowance recorded	362	372	384
Allowance for Loan Losses Allocated	98	94	100
Average impaired loans - with allowance recorded	367	378	390
Interest income recognized - with allowance recorded	15	17	19
Cash basis interest recognized - with allowance recorded	15	17	19
Unpaid principal balance - with no allowance recorded	2,368	4,989	5,078
Recorded investment - with no allowance recorded	946	3,534	3,632
Average impaired loans - with no allowance recorded	1,912	3,521	3,572
Interest income recognized - with no allowance recorded	57	81	79
Cash basis interest recognized - with no allowance recorded	57	81	79
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Unpaid principal balance - with allowance recorded	2,527	3,427	5,477
Recorded investment - with allowance recorded	2,527	3,427	5,477
Allowance for Loan Losses Allocated			2,435
Average impaired loans - with allowance recorded	2,475	2,456	3,185
Interest income recognized - with allowance recorded	141	184	300
Cash basis interest recognized - with allowance recorded	141	184	300
Unpaid principal balance - with no allowance recorded			3,638
Recorded investment - with no allowance recorded			3,091
Average impaired loans - with no allowance recorded			3,005
Interest income recognized - with no allowance recorded			178
Cash basis interest recognized - with no allowance recorded			178
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Unpaid principal balance - with no allowance recorded	336	352	1,001
Recorded investment - with no allowance recorded			527
Average impaired loans - with no allowance recorded			522
Interest income recognized - with no allowance recorded	20	19	136
Cash basis interest recognized - with no allowance recorded	20	19	136
Residential Portfolio Segment [Member]
Unpaid principal balance - with no allowance recorded	1,667	1,420	717
Recorded investment - with no allowance recorded	1,667	1,420	717
Average impaired loans - with no allowance recorded	511	851	726
Interest income recognized - with no allowance recorded	101	66	31
Cash basis interest recognized - with no allowance recorded	101	66	31
Commercial and Industrial Portfolio Segment [Member]
Unpaid principal balance - with allowance recorded	7,116	9,154	392
Recorded investment - with allowance recorded	7,116	9,154	392
Allowance for Loan Losses Allocated			241
Average impaired loans - with allowance recorded	5,802	8,544	391
Interest income recognized - with allowance recorded	414	481
Cash basis interest recognized - with allowance recorded	$ 414	481
Unpaid principal balance - with no allowance recorded			8,073
Recorded investment - with no allowance recorded			8,073
Average impaired loans - with no allowance recorded			7,681
Interest income recognized - with no allowance recorded			381
Cash basis interest recognized - with no allowance recorded			381
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Unpaid principal balance - with allowance recorded		203	416
Recorded investment - with allowance recorded		201	416
Allowance for Loan Losses Allocated			205
Average impaired loans - with allowance recorded		208	421
Interest income recognized - with allowance recorded		7	21
Cash basis interest recognized - with allowance recorded		$ 7	$ 21